Guarantees and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Guarantees [Abstract]
Guarantees - Carrying Value and Maximum Exposure to Loss	Table 13.1 shows carrying value, maximum exposure to loss on our guarantees and the related non-investment grade amounts.
Table 13.1: Guarantees – Carrying Value and Maximum Exposure to Loss

		Maximum exposure to loss
(in millions)	Carrying value of obligation (asset)	Expires in one year or less	Expires after one year through three years	Expires after three years through five years	Expires after five years	Total	Non-investment grade
December 31, 2021
Standby letters of credit	$119	13,816	5,260	1,572	460	21,108	6,939
Direct pay letters of credit	6	1,597	2,137	1,283	4	5,021	1,373
Written options (1)	(280)	12,107	4,575	513	36	17,231	13,645
Loans and LHFS sold with recourse (2)	20	71	943	3,610	8,650	13,274	11,268
Exchange and clearing house guarantees	—	—	—	—	8,100	8,100	—
Other guarantees and indemnifications (3)	—	797	2	12	263	1,074	756
Total guarantees	$(135)	28,388	12,917	6,990	17,513	65,808	33,981
December 31, 2020
Standby letters of credit	$156	11,977	4,962	1,897	433	19,269	7,528
Direct pay letters of credit	18	2,256	2,746	531	39	5,572	1,102
Written options (1)	(538)	12,735	7,972	889	58	21,654	13,394
Loans and LHFS sold with recourse (2)	33	177	819	1,870	9,723	12,589	10,332
Exchange and clearing house guarantees	—	—	—	—	5,510	5,510	—
Other guarantees and indemnifications (3)	—	734	1	1	1,414	2,150	590
Total guarantees	$(331)	27,879	16,500	5,188	17,177	66,744	32,946
(1)Written options, which are in the form of derivatives, are also included in the derivative disclosures in Note 16 (Derivatives). Carrying value net asset position is a result of certain deferred premium option trades.
(2)Represents recourse provided, predominantly to the GSEs, on loans sold under various programs and arrangements.
(3)Includes indemnifications provided to certain third-party clearing agents. Estimated maximum exposure to loss was $216 million and $1.4 billion with related collateral of $2.3 billion and $1.2 billion as of December 31, 2021 and 2020, respectively.